Significant Accounting Policies (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 29, 2012 Generation Health, Inc.	Jun. 30, 2012 Generation Health, Inc.	Dec. 31, 2012 Generation Health, Inc.	Dec. 31, 2011 Generation Health, Inc.	Dec. 31, 2010 Generation Health, Inc.	Dec. 31, 2012 Generation Health, Inc. Minimum	Dec. 31, 2012 Generation Health, Inc. Maximum
Redeemable Noncontrolling Interest
Remaining interest acquired in Generation Health (as a percent)										40.00%
Acquisition from minority interest											$ 26
Acquisition from employee option holders										5
Aggregate acquisition cost of Remaining interest in Generation Health										31
Ownership interest in Generation Health, Inc. (as a percent)												60.00%
2015 purchase price for redeemable noncontrolling interest on exercise of put rights by nonemployee owners															26	159
Reconciliation of the changes in the redeemable noncontrolling interest:
Beginning balance		30					30					30	34	37
Net loss attributable to noncontrolling interest	1	1	1	1	1	1	2	4	3			(2)	(4)	(3)
Purchase of noncontrolling interest												(26)
Reclassification to capital surplus in connection with purchase of noncontrolling interest												(2)
Ending balance			$ 30					$ 30					$ 30	$ 34